UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Commonwealth International
Series Trust

791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. A Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Commonwealth-SAR-22

Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2022

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	4
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Approval of the Renewal of the Investment Advisory Agreement	34
Additional Information	39
Notice of Privacy Policy & Practices	41

SEMI-ANNUAL REPORT 2022

Performance Overview – April 30, 2022 (Unaudited)

			Average Annual
	Inception Date	6 Month	1 Year	5 Year	10 Year	Gross Expense Ratio[1]	Net Expense Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	(13.67)%	(7.01)%	5.10%	5.58%	2.41%	2.41%
Africa Fund	11/07/11	6.80%	7.83%	1.79%	(0.38)%	4.38%	1.81%
Commonwealth Japan Fund	07/10/89	(20.59)%	(19.50)%	0.24%	2.48%	3.01%	1.75%
Commonwealth Global Fund	12/03/02	(12.45)%	(8.60)%	5.09%	4.33%	2.33%	2.33%
Commonwealth Real Estate Securities Fund	01/05/04	(8.39)%	(0.21)%	5.99%	6.96%	2.44%	2.44%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898. Performance for certain of the Funds reflects fee waivers and expense reimbursements during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower.

[1]

The above expense ratios are from the Funds’ Prospectus, dated February 28, 2022. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2023. FCA Corp may recoup any waived amount from the Africa Fund and Commonwealth Japan Fund pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.41%, 4.32%, 3.01%, 2.33% and 2.44% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2022, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2022

Portfolio Composition – April 30, 2022* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Transport Operations & Services	17.2%
Logistics Services	8.3%
Power Generation	6.9%
Courier Services	5.0%
Health Care Facilities	5.0%
Health Care Services	4.5%
Home Products Stores	4.3%
Food & Drug Stores	3.9%
Flow Control Equipment	3.4%
Gas Utilities	2.9%
Lodging	2.9%
Biotech	2.9%
Life Science & Diagnostics	2.8%
Medical Devices	2.5%
Wireless Telecommunications	2.5%
Measurement Instruments	2.5%
Wireline Telecommunications	2.4%
Containers & Packaging	2.0%
Real Estate Services	2.0%
Multi Asset Class Owners & Developers	1.9%
Integrated Electric Utilities	1.9%
Environmental & Facilities Services	1.7%
Internet Media & Services	1.4%
Building Construction	1.4%
Retail REITs	1.4%
Packaged Food	1.1%
Alcoholic Beverages	1.1%
Food & Drug Stores	1.0%
P&C Insurance	0.8%
Money Market Funds	0.7%
Health Care Supply Chain	0.7%
Residential Owners & Developers	0.6%
IT Services	0.4%
100.0%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	82.8%
Money Market Funds	9.1%
Exchange Traded Funds - Nigeria	3.1%
United Kingdom	2.7%
Egypt	2.2%
Germany	0.1%
100.0%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Medical Devices	10.8%
Transit Services	7.2%
Life Insurance	6.6%
Commercial Finance	5.2%
Electronics Components	5.1%
Personal Care Products	4.7%
Specialty Chemicals	4.7%
Health Care Supplies	4.5%
Multi Asset Class Owners & Developers	4.2%
Money Market Funds	3.5%
Specialty Apparel Stores	3.5%
Logistics Services	3.5%
IT Services	3.0%
Commercial & Residential Building Equipment & Systems	2.9%
Building Construction	2.7%
Electrical Power Equipment	2.6%
Courier Services	2.5%
Food & Beverage Wholesalers	2.4%
Diversified Industrials	2.2%
Food & Drug Stores	2.0%
Alcoholic Beverages	1.9%
Factory Automation Equipment	1.7%
Home Products Stores	1.6%
Other Machinery & Equipment	1.4%
Auto Parts	1.4%
Basic & Diversified Chemicals	1.4%
Mass Merchants	1.4%
Automotive Wholesalers	1.4%
Building Maintenance Services	1.2%
Consumer Electronics	1.1%
Advertising & Marketing	1.0%
Infrastructure Construction	0.7%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2022

Portfolio Composition – April 30, 2022* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	50.4%
United Kingdom	12.5%
Switzerland	7.0%
Japan	5.4%
Germany	3.8%
Israel	3.3%
France	2.8%
India	2.6%
Norway	2.5%
South Africa	2.1%
Denmark	2.0%
Panama	1.4%
Mexico	1.2%
Chile	1.2%
Taiwan Province Of China	1.1%
Brazil	0.4%
Money Market Funds	0.3%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Infrastructure REITs	12.3%
Building Materials	9.5%
Specialized REITs	7.4%
Homebuilding	6.4%
Industrial REITs	6.2%
Office REITs	5.9%
Self-Storage REITs	5.2%
Data Center REITs	4.7%
Retail REITs	4.4%
Home Products Stores	4.3%
Money Market Funds	4.2%
Multi Asset Class REITs	3.7%
Cement & Aggregates	3.6%
Banks	3.6%
Hotels Resorts & Cruise Lines	2.9%
Commercial & Residential Building Equipment & Systems	2.7%
Health Care REITs	2.5%
Transport Operations & Services	2.1%
Mortgage Finance	2.1%
Building Construction	1.6%
Industrial Machinery	1.5%
Mortgage REITs	1.1%
Residential Owners & Developers	1.0%
Agricultural Producers	0.9%
Retail Owners & Developers	0.2%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2022

Schedule of Investments – April 30, 2022 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.99%)
Australia (33.09%)
Biotech (2.87%)
CSL Ltd.	2,500	$477,068
Building Construction (1.41%)
Lendlease Group	27,400	234,690
Containers & Packaging (1.97%)
Brambles Ltd.	44,265	326,827
Environmental & Facilities Services (1.66%)
Cleanaway Waste Management Ltd.	123,329	276,413
Food & Drug Stores (3.89%)
Coles Group Ltd.	49,061	645,008
Gas Utilities (2.90%)
APA Group	60,000	482,049
Health Care Facilities (2.57%)
Ramsay Health Care Ltd.	7,500	425,553
Health Care Services (4.42%)
Sonic Healthcare Ltd.	28,382	732,910
Integrated Electric Utilities (1.89%)
Origin Energy Ltd.	65,776	314,578
Internet Media & Services (1.42%)
Webjet Ltd.(a)	57,000	236,474
IT Services (0.41%)
Appen Ltd.	15,000	68,511
Logistics Services (1.92%)
Qube Holdings Ltd.	153,645	317,462
Medical Devices (1.94%)
Cochlear Ltd.	2,000	322,096
Retail REITs (1.38%)
Scentre Group Ltd.	110,000	229,159
Wireless Telecommunications (2.44%)
Telstra Corp. Ltd.	142,899	405,591
Total Australia		5,494,389

New Zealand (64.90%)
Alcoholic Beverages (1.05%)
Delegat Group Ltd.	21,456	173,846
Courier Services (4.93%)
Freightways Ltd.	103,540	818,170
Flow Control Equipment (3.33%)
Skellerup Holdings Ltd.	150,000	552,642

	Shares	Fair Value
COMMON STOCKS (97.99%) – Continued
New Zealand (64.90%) – Continued
Food & Drug Stores (0.93%)
Green Cross Health Ltd.	181,796	$154,567
Health Care Facilities (2.35%)
Ryman Healthcare Ltd.	40,000	236,661
Summerset Group Holdings Ltd.	20,399	153,600
		390,261
Health Care Supply Chain (0.64%)
AFT Pharmaceuticals Ltd.(a)	46,000	106,878
Home Products Stores (4.27%)
Briscoe Group Ltd.	183,520	709,780
Life Science & Diagnostics (2.78%)
Pacific Edge Ltd.(a)	800,000	462,170
Lodging (2.88%)
Millennium & Copthorne Hotels New Zealand Ltd.(a)	300,000	477,674
Logistics Services (6.30%)
Mainfreight Ltd.	20,000	1,046,562
Measurement Instruments (2.42%)
ikeGPS Group Ltd.(a)	831,366	401,861
Medical Devices (0.54%)
Aroa Biosurgery Ltd.(a)	145,000	89,898
Multi Asset Class Owners & Developers (1.90%)
Marsden Maritime Holdings Ltd.	81,425	315,292
P&C Insurance (0.78%)
Turners Automotive Group Ltd.	50,000	129,988
Packaged Food (1.05%)
Sanford Ltd.	60,000	174,565
Power Generation (6.81%)
Infratil Ltd.	208,975	1,130,567
Real Estate Services (1.93%)
Arvida Group Ltd.	303,909	320,831
Residential Owners & Developers (0.63%)
Winton Land Ltd.(a)	50,000	105,394
Transport Operations & Services (17.02%)
Port of Tauranga Ltd.	55,000	229,304
South Port New Zealand Ltd.	444,669	2,595,335
		2,824,639

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (97.99%) – Continued
New Zealand (64.90%) – Continued
Wireline Telecommunications (2.36%)
Spark New Zealand Ltd.	123,808	$391,452
Total New Zealand		10,777,037
Total Common Stocks (Cost $8,733,966)		16,271,426

	Shares	Fair Value
MONEY MARKET FUNDS (0.69%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.21%(b)	114,901	$114,901
Total Money Market Funds (Cost $114,901)		114,901
Total Investments — 98.68%
(Cost $8,848,867)		16,386,327
Other Assets in Excess of Liabilities (1.32%)		219,271
NET ASSETS — 100.00%		$16,605,598

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (86.37%)
Egypt (2.11%)
Banks (1.03%)
Commercial International Bank Egypt SAE	16,333	$36,716
Other Commercial Support Services (1.08%)
Integrated Diagnostics Holdings PLC	34,800	38,224
Total Egypt		74,940
Germany (0.15%)
Advertising & Marketing (0.15%)
Jumia Technologies AG - ADR(a)	730	5,161
South Africa (81.48%)
Agricultural Producers (2.96%)
Astral Foods Ltd.	4,000	38,543
Crookes Brothers Ltd.	10,000	25,607
Oceana Group Ltd.	11,662	40,871
		105,021
Airlines (0.00%)
Comair Ltd.(a)(b)	227,570	—
Automotive Retailers (4.82%)
Barloworld Ltd.	5,500	39,739
Bidvest Group Ltd.	5,367	73,624
Motus Holdings Ltd.	8,000	57,900
		171,263
Banks (18.14%)
Capitec Bank Holdings Ltd.	3,000	419,053
FirstRand Ltd.	14,300	61,627
Nedbank Group Ltd.	4,000	55,895
Standard Bank Group Ltd. - ADR	10,200	107,304
		643,879
Basic & Diversified Chemicals (2.19%)
Sasol Ltd. - ADR(a)	3,200	77,632
Building Construction (1.03%)
Wilson Bayly Holmes-Ovcon Ltd.	7,700	36,374
Cable & Satellite (1.04%)
MultiChoice Group Ltd.	4,500	36,735
Coal Mining (1.21%)
Exxaro Resources Ltd.	3,000	42,900
Food & Beverage Wholesalers (2.17%)
Bid Corp. Ltd.	3,667	77,059
Food & Drug Stores (3.64%)
Shoprite Holdings Ltd. - ADR	9,000	129,150

	Shares	Fair Value
COMMON STOCKS (86.37%) – Continued
South Africa (81.48%) – Continued
Home & Office Product Wholesalers (1.81%)
Alviva Holdings Ltd.	50,700	$64,297
Infrastructure Construction (1.08%)
Murray & Roberts Holdings Ltd.(a)	55,000	38,586
Institutional Brokerage (1.08%)
Coronation Fund Managers Ltd.	14,500	38,217
Internet Media & Services (2.56%)
Naspers Ltd., N Shares	900	90,832
Investment Companies (1.77%)
PSG Group Ltd.(a)	10,400	62,905
Life & Health Insurance (1.38%)
Momentum Metropolitan Holdings	46,000	48,910
Life Insurance (4.42%)
Clientele Ltd.	90,000	59,746
Discovery Ltd.(a)	10,100	97,042
		156,788
Marine Shipping (1.71%)
Grindrod Ltd.	140,000	60,612
Paper & Pulp Mills (1.96%)
Sappi Ltd.(a)	19,000	69,610
Precious Metals (14.52%)
Anglo American Platinum Ltd.	1,000	110,618
AngloGold Ashanti Ltd. - ADR	3,000	61,260
Gold Fields Ltd. - ADR	8,700	116,841
Impala Platinum Holdings Ltd.	12,500	161,802
Sibanye Stillwater Ltd.	18,700	64,739
		515,260
Renewable Energy Project Developers (1.86%)
Renergen Ltd.(a)	25,000	65,903
Self-Storage Owners & Developers (1.61%)
Stor-Age Property REIT Ltd.	60,000	56,976
Specialty & Generic Pharmaceuticals (0.91%)
Aspen Pharmacare Holdings Ltd.	3,000	32,122
Specialty Apparel Stores (1.15%)
Mr. Price Group Ltd.	3,000	40,690
Wealth Management (1.09%)
Alexander Forbes Group Holdings Ltd.	130,000	38,511

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Africa Fund

	Shares	Fair Value
COMMON STOCKS (86.37%) – Continued
South Africa (81.48%) – Continued
Wireless Telecommunications (5.37%)
MTN Group Ltd. - ADR	12,500	$132,850
Vodacom Group Ltd.	6,000	57,668
		190,518
Total South Africa		2,890,750
United Kingdom (2.63%)
Health Care Facilities (1.25%)
Mediclinic International Ltd.(a)	9,562	44,327
Precious Metals (1.38%)
Endeavour Mining PLC	2,000	48,860
Total United Kingdom		93,187
Total Common Stocks (Cost $2,769,007)		3,064,038

	Shares	Fair Value
EXCHANGE-TRADED FUNDS (3.05%)
Global X MSCI Nigeria ETF	11,100	$108,225
Total Exchange-Traded Funds (Cost $169,505)		108,225
MONEY MARKET FUNDS (8.99%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.21%(c)	318,874	318,874
Total Money Market Funds (Cost $318,874)		318,874
Total Investments — 98.41%
(Cost $3,257,386)		3,491,137
Other Assets in Excess of Liabilities (1.59%)		56,313
NET ASSETS — 100.00%		$3,547,450

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.69%)
Japan (95.69%)
Advertising & Marketing (0.97%)
Direct Marketing MiX, Inc.	4,200	$51,562
Alcoholic Beverages (1.92%)
Kirin Holdings Co. Ltd.	7,000	102,057
Auto Parts (1.37%)
DENSO Corp.	1,200	73,143
Automotive Wholesalers (1.35%)
Toyota Tsusho Corp.	2,000	71,863
Basic & Diversified Chemicals (1.37%)
Mitsubishi Gas Chemical Co., Inc.	5,000	73,024
Building Construction (2.69%)
Kajima Corp.	12,850	143,224
Building Maintenance Services (1.17%)
Taihei Dengyo Kaisha Ltd.	3,000	62,329
Commercial & Residential Building Equipment & Systems (2.87%)
Daikin Industries Ltd.	1,000	152,836
Commercial Finance (5.21%)
Kyushu Leasing Service Co. Ltd.	13,000	58,648
ORIX Corp.	12,000	218,895
		277,543
Consumer Electronics (1.13%)
Sony Group Corp. - ADR	700	60,235
Courier Services (2.47%)
Yamato Holdings Co. Ltd.	7,000	131,001
Diversified Industrials (2.23%)
Hitachi Ltd.	2,500	118,581
Electrical Power Equipment (2.59%)
Meidensha Corp.	7,600	137,647
Electronics Components (5.04%)
Murata Manufacturing Co. Ltd.	1,000	59,615
Nidec Corp.	1,400	90,520
Taiyo Yuden Co. Ltd.	3,000	117,877
		268,012
Factory Automation Equipment (1.73%)
FANUC Corp.	600	91,948
Food & Beverage Wholesalers (2.35%)
ITOCHU Corp. - ADR	1,400	84,126
Yamae Group Holdings Co. Ltd.(a)	5,200	40,890
		125,016

	Shares	Fair Value
COMMON STOCKS (95.69%) – Continued
Japan (95.69%) – Continued
Food & Drug Stores (2.01%)
Sugi Holdings Company Ltd.	2,500	$107,164
Health Care Supplies (4.47%)
Hoya Corp.	2,400	238,211
Home Products Stores (1.55%)
Nitori Holdings Co. Ltd.	800	82,314
Infrastructure Construction (0.65%)
Takada Corp.	6,000	34,616
IT Services (2.95%)
INES Corp.	5,000	58,926
Otsuka Corp.	3,000	98,329
		157,255
Life Insurance (6.55%)
Dai-ichi Life Insurance Co. Ltd.	11,000	220,292
T&D Holdings, Inc.	10,000	128,520
		348,812
Logistics Services (3.44%)
Kintetsu World Express, Inc.	4,000	95,302
Nippon Express Holdings Co. Ltd.	1,500	87,957
		183,259
Mass Merchants (1.36%)
Aeon Kyushu Co. Ltd.	4,500	72,190
Medical Devices (10.73%)
Asahi Intecc Co. Ltd.	18,000	347,874
Terumo Corp.	7,500	223,266
		571,140
Multi Asset Class Owners & Developers (4.17%)
Mitsui Fudosan Company Ltd.	3,000	63,589
Sumitomo Realty & Development Co. Ltd.	4,000	106,127
Tokyu Fudosan Holdings Corp.	10,000	52,043
		221,759
Other Machinery & Equipment (1.44%)
Makita Corp.	2,600	76,857
Personal Care Products (4.68%)
Kao Corp.	1,000	40,083
Unicharm Corp.	6,000	208,778
		248,861

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (95.69%) – Continued
Japan (95.69%) – Continued
Specialty Apparel Stores (3.46%)
Fast Retailing Co. Ltd.	400	$184,185
Specialty Chemicals (4.63%)
JSR Corp.	3,000	81,475
Shin-Etsu Chemical Co. Ltd.	1,200	164,942
		246,417
Transit Services (7.14%)
Daiichi Koutsu Sangyo Co. Ltd.	7,200	39,396
East Japan Railway Co.	1,500	78,230
Hankyu Hanshin Holdings, Inc.	4,400	116,137
Keikyu Corp.	6,500	65,479
Tobu Railway Co. Ltd.	3,600	80,931
		380,173
Total Japan		5,093,234
Total Common Stocks (Cost $3,770,794)		5,093,234

	Shares	Fair Value
MONEY MARKET FUNDS (3.52%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.21%(b)	187,087	$187,087
Total Money Market Funds (Cost $187,087)		187,087
Total Investments — 99.21%
(Cost $3,957,881)		5,280,321
Other Assets in Excess of Liabilities (0.79%)		41,781
NET ASSETS — 100.00%		$5,322,102

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR	— American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.58%)
Brazil (0.35%)
Data & Transaction Processors (0.35%)
Pagseguro Digital Ltd., Class A(a)	4,000	$58,840
Chile (1.15%)
Alcoholic Beverages (1.15%)
Cia Cervecerias Unidas SA - ADR	14,401	192,109
Denmark (2.05%)
Banks (0.68%)
Danske Bank A/S - ADR	15,000	113,940
Large Pharmaceuticals (1.37%)
Novo Nordisk A/S - ADR	2,000	228,000
Total Denmark		341,940
France (2.81%)
Basic & Diversified Chemicals (2.81%)
Arkema SA - ADR	4,130	467,970
Germany (3.79%)
Automobiles (1.23%)
Porsche Automobil Holding SE - ADR	25,000	204,250
Diversified Industrials (2.56%)
Siemens AG - ADR	7,000	427,490
Total Germany		631,740
India (2.65%)
Banks (2.65%)
HDFC Bank Ltd. - ADR	8,000	441,680
Israel (3.35%)
Application Software (3.35%)
NICE-Systems Ltd. - ADR(a)	2,700	557,307
Japan (5.36%)
Consumer Electronics (2.59%)
Sony Group Corp. - ADR	5,000	430,250
Electronics Components (2.05%)
Nidec Corp. - ADR	21,000	341,880
Food & Beverage Wholesalers (0.72%)
ITOCHU Corp. - ADR	2,000	120,180
Total Japan		892,310
Mexico (1.17%)
Wireless Telecommunications (1.17%)
Américan Móvil S.A.B. de C.V., Class L - ADR	10,000	194,300

	Shares	Fair Value
COMMON STOCKS (99.58%) – Continued
Norway (2.52%)
P&C Insurance (2.52%)
Gjensidige Forsikring ASA - ADR	20,000	$418,800
Panama (1.36%)
Airlines (1.36%)
Copa Holdings, SA, Class A(a)	3,000	226,110
South Africa (2.07%)
Food & Drug Stores (2.07%)
Shoprite Holdings Ltd. - ADR	24,000	344,400
Switzerland (7.00%)
Large Pharmaceuticals (3.33%)
Roche Holding AG - ADR	12,000	554,160
Packaged Food (3.67%)
Nestlé SA - ADR	4,750	611,040
Total Switzerland		1,165,200
Taiwan Province of China (1.05%)
Semiconductor Manufacturing (1.05%)
United Microelectronics Corp. - ADR	22,000	175,120
United Kingdom (12.51%)
Alcoholic Beverages (3.34%)
Diageo PLC - ADR	2,800	556,304
Large Pharmaceuticals (5.51%)
AstraZeneca PLC - ADR	8,000	531,201
GlaxoSmithKline PLC - ADR	8,500	384,880
		916,081
Personal Care Products (2.50%)
Unilever PLC - ADR	9,000	416,340
Publishing (1.16%)
Pearson PLC - ADR	20,000	193,800
Total United Kingdom		2,082,525
United States (50.39%)
Agricultural Chemicals (0.37%)
Mosaic Co. (The)	1,000	62,420
Auto Parts (2.90%)
Miller Industries, Inc.	18,000	482,580
Automotive Retailers (4.08%)
Group 1 Automotive, Inc.	3,900	679,146
Communications Equipment (5.48%)
Apple, Inc.	5,800	914,370

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (99.58%) – Continued
United States (50.39%) – Continued
Computer Hardware & Storage (3.52%)
NetApp, Inc.	8,000	$586,000
Construction & Mining Machinery (1.52%)
Caterpillar, Inc.	1,200	252,648
Containers & Packaging (1.85%)
Amcor PLC	26,000	308,360
Courier Services (1.79%)
FedEx Corp.	1,500	298,110
Diversified Banks (1.51%)
JPMorgan Chase & Co.	2,100	250,656
Film & TV (2.01%)
Walt Disney Co. (The)(a)	3,000	334,890
Infrastructure Software (2.50%)
Microsoft Corp.	1,500	416,280
Integrated Oils (3.29%)
Chevron Corp.	3,500	548,345
Life Science & Diagnostics (4.82%)
Thermo Fisher Scientific, Inc.	1,450	801,734
Medical Equipment (1.20%)
Dentsply Sirona, Inc.	5,000	199,950
Personal Care Products (2.99%)
Procter & Gamble Co. (The)	3,100	497,705
Rail Freight (4.33%)
Norfolk Southern Corp.	2,800	722,064

	Shares	Fair Value
COMMON STOCKS (99.58%) – Continued
United States (50.39%) – Continued
Semiconductor Devices (3.37%)
Intel Corp.	3,500	$152,565
Skyworks Solutions, Inc.	3,600	407,880
		560,445
Video Games (1.42%)
Electronic Arts, Inc.	2,000	236,100
Wireless Telecommunications (1.44%)
KVH Industries, Inc.(a)	30,000	239,100
Total United States		8,390,903
Total Common Stocks (Cost $9,000,372)		16,581,254
MONEY MARKET FUNDS (0.35%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.21%(b)	57,829	57,829
Total Money Market Funds (Cost $57,829)		57,829
Total Investments — 99.93%
(Cost $9,058,201)		16,639,083
Other Assets in Excess of Liabilities (0.07%)		11,187
NET ASSETS — 100.00%		$16,650,270

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR	— American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (95.86%)
Agricultural Producers (0.89%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	17,432	$120,106
Banks (3.56%)
FS Bancorp, Inc.	8,632	253,694
Harleysville Financial Corp.	8,675	228,153
		481,847
Building Construction (1.59%)
Kajima Corp. - ADR	10,000	111,600
Lendlease Group - ADR	11,900	103,768
		215,368
Building Materials (9.52%)
James Hardie Industries PLC - ADR	25,000	717,251
Tecnoglass, Inc.	25,634	572,407
		1,289,658
Cement & Aggregates (3.60%)
Cemex S.A.B. de C.V. - ADR(a)	30,000	132,000
CRH PLC - ADR	3,000	118,740
Summit Materials, Inc., Class A(a)	8,535	237,273
		488,013
Commercial & Residential Building Equipment & Systems (2.68%)
Lennox International, Inc.	1,700	362,423
Data Center REITs (4.69%)
Digital Realty Trust, Inc.	3,368	492,132
Equinix, Inc.	200	143,816
		635,948
Health Care REITs (2.47%)
Ventas, Inc.	2,750	152,763
Welltower, Inc.	2,000	181,620
		334,383
Home Products Stores (4.26%)
Kingfisher PLC - ADR	10,000	62,600
Lowe’s Cos., Inc.	2,600	514,098
		576,698
Homebuilding (6.44%)
D.R. Horton, Inc.	5,000	347,950
Lennar Corp., Class A	4,000	305,960
NVR, Inc.(a)	50	218,811
		872,721

	Shares	Fair Value
COMMON STOCKS (95.86%) – Continued
Hotels Resorts & Cruise Lines (2.92%)
InterContinental Hotels Group PLC - ADR(a)	6,103	$395,535
Industrial Machinery (1.49%)
Techtronic Industries Company Ltd. - ADR	3,000	201,180
Industrial REITs (6.26%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	303,924
Prologis, Inc.	2,000	320,580
STAG Industrial, Inc.	6,000	223,920
		848,424
Infrastructure REITs (12.30%)
American Tower Corp., Class A	2,500	602,550
Crown Castle International Corp.	2,000	370,420
SBA Communications Corp., Class A	2,000	694,219
		1,667,189
Mortgage Finance (2.08%)
Finance of America Cos., Inc., Class A(a)	30,000	67,800
Ladder Capital Corp.	18,804	214,178
		281,978
Mortgage REITs (1.11%)
Ares Commercial Real Estate Corp.	10,000	150,700
Multi Asset Class REITs (3.74%)
Washington Real Estate Investment Trust	6,000	144,540
WP Carey, Inc.	4,470	361,042
		505,582
Office REITs (5.96%)
Alexandria Real Estate Equities, Inc.	2,850	519,156
Boston Properties, Inc.	2,450	288,120
		807,276
Residential Owners & Developers (0.96%)
Cyrela Brazil Realty SA - ADR	44,000	128,920
Retail Owners & Developers (0.23%)
IRSA Propiedades Comerciales SA - ADR(a)	13,486	31,827
Retail REITs (4.37%)
Kite Realty Group Trust	9,000	200,700
National Retail Properties, Inc.	4,000	175,360
STORE Capital Corp.	7,600	216,068
		592,128

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

SCHEDULE OF INVESTMENTS – April 30, 2022 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (95.86%) – Continued
Self-Storage REITs (5.26%)
Extra Space Storage, Inc.	2,500	$475,000
Global Self Storage, Inc.	39,000	237,120
		712,120
Specialized REITs (7.39%)
Charter Hall Education Trust	91,258	259,816
Gladstone Land Corp.	9,700	353,080
Iron Mountain, Inc.	7,200	386,856
		999,752
Transport Operations & Services (2.09%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	1,300	283,686
Total Common Stocks (Cost $6,953,272)		12,983,462

	Shares	Fair Value
MONEY MARKET FUNDS (4.23%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.21%(b)	573,160	$573,160
Total Money Market Funds (Cost $573,160)		573,160
Total Investments — 100.09%
(Cost $7,526,432)		13,556,622
Liabilities in Excess of Other Assets (-0.09%)		(12,627)
NET ASSETS — 100.00%		$13,543,995

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2022.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

Statements of Assets and Liabilities – April 30, 2022 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS
Investments in securities at fair value (cost $8,848,867, $3,257,386, $3,957,881, $9,058,201 and $7,526,432)	$16,386,327	$3,491,137	$5,280,321	$16,639,083	$13,556,622
Cash	—	560	—	2,100	1,416
Foreign currencies, at value (cost $278,916, $66,785, $8,106, $– and $–)	264,080	61,170	7,721	—	—
Receivable for fund shares sold	100	75	77	100	40
Receivable from Advisor	—	3,576	3,977	—	—
Dividends and interest receivable	24	51	40,821	30,629	25,927
Tax reclaims receivable	—	1,740	1,032	25,701	—
Prepaid expenses	21,377	13,671	16,645	20,617	21,782
Total Assets	16,671,908	3,571,980	5,350,594	16,718,230	13,605,787
LIABILITIES
Payable for fund shares redeemed	19,871	13,045	9,996	27,946	20,402
Payable to Advisor	10,682	—	—	10,788	8,743
Distribution (12b-1) fees accrued	4,958	1,101	2,244	1,469	3,621
Payable to Administrator	6,761	1,662	2,908	6,188	8,470
Payable to trustees	5,662	800	2,011	5,658	6,031
Other accrued expenses	18,376	7,922	11,333	15,911	14,525
Total Liabilities	66,310	24,530	28,492	67,960	61,792
NET ASSETS	$16,605,598	$3,547,450	$5,322,102	$16,650,270	$13,543,995
NET ASSETS CONSIST OF:
Paid-in capital	9,145,809	3,914,728	4,098,782	8,819,785	7,271,896
Accumulated earnings (deficit)	7,459,789	(367,278)	1,223,320	7,830,485	6,272,099
NET ASSETS	$16,605,598	$3,547,450	$5,322,102	$16,650,270	$13,543,995
Shares outstanding (unlimited number of shares authorized)	1,198,057	403,206	1,584,512	900,563	659,810
Net asset value, offering and redemption price per share(a)	$13.86	$8.80	$3.36	$18.49	$20.53

(a)

Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

Statements of Operations – For the six months ended April 30, 2022 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $30,887, $8,916, $8,450, $7,982 and $4,710 )	$178,332	$50,246	$53,824	$207,407	$187,140
Total investment income	178,332	50,246	53,824	207,407	187,140
EXPENSES
Investment Advisor	66,159	12,171	23,074	69,434	55,837
Administration	36,821	6,153	12,869	38,118	33,978
Distribution (12b-1)	22,053	4,057	7,691	23,144	18,613
Legal	12,742	2,105	4,436	13,114	11,524
Registration	12,033	13,075	12,153	11,279	11,716
Trustee	11,626	1,967	3,998	12,031	11,041
Audit and tax preparation	11,230	2,171	4,205	11,462	9,292
Insurance	8,910	1,352	2,964	8,677	6,657
Transfer agent	6,943	6,942	6,943	6,943	6,943
Custodian	5,498	1,756	2,444	2,477	2,213
Chief Compliance Officer	4,283	716	1,495	4,433	3,949
Pricing	3,611	3,468	4,321	480	607
Printing	3,400	1,145	1,692	3,022	2,916
Interest expense	134	—	—	70	196
Miscellaneous	10,522	9,732	9,884	10,295	9,745
Total expenses	215,965	66,810	98,169	214,979	185,227
Fees contractually waived and expenses reimbursed by Advisor	—	(38,386)	(44,397)	—	—
Net operating expenses	215,965	28,424	53,772	214,979	185,227
Net investment income (loss)	(37,633)	21,822	52	(7,572)	1,913
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	16,498	(15,690)	20,586	466,515	376,910
Foreign currency transactions	(41,565)	(394)	(4,296)	—	(135)
Total net realized gain (loss)	(25,067)	(16,084)	16,290	466,515	376,775
Net change in unrealized appreciation (depreciation) on:
Investment securities	(2,606,710)	167,387	(1,406,860)	(2,727,494)	(1,936,652)
Foreign currency translations	(25,900)	(5,322)	(2,645)	—	—
Purchased option contracts	—	—	—	(111,459)	—
Total net change in unrealized appreciation (depreciation)	(2,632,610)	162,065	(1,409,505)	(2,838,953)	(1,936,652)
Net realized and change in unrealized gain (loss) on investments	(2,657,677)	145,981	(1,393,215)	(2,372,438)	(1,559,877)
Net increase (decrease) in net assets resulting from operations	$(2,695,310)	$167,803	$(1,393,163)	$(2,380,010)	$(1,557,964)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

Statements of Changes in Net Assets

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$(37,633)	$(65,736)	$21,822	$44,374
Net realized gain (loss)	(25,067)	1,463,312	(16,084)	29,538
Net change in unrealized appreciation (depreciation)	(2,632,610)	3,638,985	162,065	789,577
Change in net assets resulting from operations	(2,695,310)	5,036,561	167,803	863,489
Distributions To Shareholders From:
Earnings	(1,185,183)	(19,585)	(56,373)	(62,447)
Capital Transactions:
Proceeds from shares sold	659,390	1,820,367	629,130	425,911
Reinvestment of distributions	1,163,054	19,347	56,233	62,323
Amount paid for shares redeemed	(1,454,001)	(1,951,539)	(203,757)	(362,430)
Redemption fees	—	14	—	11
Change in net assets resulting from capital transactions	368,443	(111,811)	481,606	125,815
Net Increase (Decrease) in Net Assets	(3,512,050)	4,905,165	593,036	926,857
Net Assets:
Beginning of period	20,117,648	15,212,483	2,954,414	2,027,557
End of period	$16,605,598	$20,117,648	$3,547,450	$2,954,414
Share Transactions:
Shares sold	44,639	117,541	67,766	52,896
Shares issued in reinvestment of distributions	78,691	1,281	6,833	8,233
Shares redeemed	(96,671)	(124,677)	(23,311)	(44,647)
Change in shares outstanding	26,659	(5,855)	51,288	16,482

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021

$52	$(35,585)	$(7,572)	$(102,045)	$1,913	$(89,565)
16,290	356,706	466,515	863,511	376,775	396,451
(1,409,505)	267,608	(2,838,953)	3,925,242	(1,936,652)	4,154,766
(1,393,163)	588,729	(2,380,010)	4,686,708	(1,557,964)	4,461,652

(274,869)	—	—	—	(107,704)	—

827,919	808,312	136,092	124,157	5,015,052	211,966
274,316	—	—	—	107,564	—
(844,269)	(997,817)	(748,217)	(765,546)	(4,966,315)	(411,255)
—	—	—	—	598	—
257,966	(189,505)	(612,125)	(641,389)	156,899	(199,289)
(1,410,066)	399,224	(2,992,135)	4,045,319	(1,508,769)	4,262,363

6,732,168	6,332,944	19,642,405	15,597,086	15,052,764	10,790,401
$5,322,102	$6,732,168	$16,650,270	$19,642,405	$13,543,995	$15,052,764

208,050	177,233	6,539	6,172	212,372	10,510
66,260	—	—	—	4,709	—
(217,382)	(221,155)	(36,034)	(38,887)	(224,102)	(20,318)
56,928	(43,922)	(29,495)	(32,715)	(7,021)	(9,808)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

Financial Highlights
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
Net asset value, beginning of period	$17.17		$12.92	$13.33		$12.85	$13.13	$12.44
Change in net assets from operations:
Net investment income (loss)	(0.03)		(0.05)	0.01		0.10	0.12	0.13
Net realized and unrealized gain (loss) from investments	(2.25)		4.32	0.41		0.68	(0.32)	0.87
Total from investment activities	(2.28)		4.27	0.42		0.78	(0.20)	1.00
Distributions:
Net investment income	(0.02)		(0.02)	(0.07)		(0.08)	(0.08)	(0.31)
Net realized gains	(1.01)		—	(0.76)		(0.22)	—	—
Total distributions	(1.03)		(0.02)	(0.83)		(0.30)	(0.08)	(0.31)
Redemption fees	—		— (b)	—		—	— (b)	— (b)
Net asset value, end of period	$13.86		$17.17	$12.92		$13.33	$12.85	$13.13
Total Return	(13.67	)%(c)	33.04%	3.05%		6.45%	(1.55)%	8.25%
Net assets, at end of period (000 omitted)	$16,606		$20,118	$15,212		$16,266	$18,167	$20,845
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.45	%(d)	2.41%	2.60	%(e)	2.69%	2.41%	2.59%
Ratio of gross expenses before waivers and/or reimbursements	2.45	%(d)	2.41%	2.70%		2.69%	2.41%	2.59%
Ratio of net investment income (loss) to average net assets	(0.43	)%(d)	(0.35)%	0.03%		0.75%	0.82%	0.95%
Portfolio turnover rate	5	%(c)	20%	4%		6%	14%	31%

(a)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)

The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
Net asset value, beginning of period	$8.40		$6.04	$7.88	$7.95	$9.00	$8.25
Change in net assets from operations:
Net investment income	0.08		0.13	0.04	0.26	0.04	0.03
Net realized and unrealized gain (loss) from investments	0.48		2.41	(1.66)	(0.29)	(1.05)	0.77
Total from investment activities	0.56		2.54	(1.62)	(0.03)	(1.01)	0.80
Distributions:
Net investment income	(0.16)		(0.18)	(0.22)	(0.04)	(0.04)	(0.05)
Total distributions	(0.16)		(0.18)	(0.22)	(0.04)	(0.04)	(0.05)
Redemption fees	—		— (a)	— (a)	—	— (a)	— (a)
Net asset value, end of period	$8.80		$8.40	$6.04	$7.88	$7.95	$9.00
Total Return	6.80	%(b)	42.38%	(21.30)%	(0.36)%	(11.30)%	9.82%
Net assets, at end of period (000 omitted)	$3,547		$2,954	$2,028	$2,632	$2,771	$2,766
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	4.11	%(c)	4.32%	5.04%	4.35%	2.99%	3.29%
Ratio of net investment income to average net assets	1.34	%(c)	1.56%	0.69%	3.14%	0.47%	0.38%
Portfolio turnover rate	1	%(b)	11%	9%	5%	4%	12%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
Net asset value, beginning of period	$4.41		$4.03	$4.12	$3.66	$3.82	$3.38
Change in net assets from operations:
Net investment loss	—	(a)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) from investments	(0.88)		0.40	(0.08)	0.47	(0.15)	0.46
Total from investment activities	(0.88)		0.38	(0.09)	0.46	(0.16)	0.44
Distributions:
Net investment income	(0.04)		—	—	—	—	—
Net realized gains	(0.13)		—	—	—	—	—
Total distributions	(0.17)		—	—	—	—	—
Redemption fees	—		—	—	— (a)	— (a)	—
Net asset value, end of period	$3.36		$4.41	$4.03	$4.12	$3.66	$3.82
Total Return	(20.59	)%(b)	9.43%	(2.18)%	12.57%	(4.19)%	13.02%
Net assets, at end of period (000 omitted)	$5,322		$6,732	$6,333	$6,492	$5,780	$5,376
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	3.19	%(c)	3.01%	3.29%	3.24%	2.66%	2.88%
Ratio of net investment loss to average net assets	—	%(c)	(0.51)%	(0.34)%	(0.25)%	(0.40)%	(0.48)%
Portfolio turnover rate	1	%(b)	15%	15%	10%	1%	14%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
Net asset value, beginning of period	$21.12		$16.20	$15.84		$14.75	$15.33	$13.97
Change in net assets from operations:
Net investment loss	(0.01)		(0.11)	(0.08)		(0.02)	(0.07)	(0.08)
Net realized and unrealized gain (loss) from investments	(2.62)		5.03	0.44		1.13	(0.51)	2.04
Total from investment activities	(2.63)		4.92	0.36		1.11	(0.58)	1.96
Distributions:
Net realized gains	—		—	—		(0.02)	—	(0.60)
Total distributions	—		—	—		(0.02)	—	(0.60)
Redemption fees	—		—	—	(a)	—	—	—
Net asset value, end of period	$18.49		$21.12	$16.20		$15.84	$14.75	$15.33
Total Return	(12.45	)%(b)	30.37%	2.27%		7.57%	(3.78)%	14.60%
Net assets, at end of period (000 omitted)	$16,650		$19,642	$15,597		$15,993	$15,160	$16,274
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.32	%(c)	2.33%	2.47	%(d)	2.52%	2.39%	2.53%
Ratio of gross expenses before waivers and/or reimbursements	2.32	%(c)	2.33%	2.56%		2.52%	2.39%	2.53%
Ratio of net investment loss to average net assets	(0.08	)%(c)	(0.54)%	(0.49)%		(0.15)%	(0.45)%	(0.53)%
Portfolio turnover rate	1	%(b)	6%	8%		8%	6%	11%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)

The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
Net asset value, beginning of period	$22.57		$15.95	$18.16		$15.35	$16.68	$14.41
Change in net assets from operations:
Net investment income (loss)	—	(a)	(0.14)	(0.04)		0.05	0.02	— (a)
Net realized and unrealized gain (loss) from investments	(1.88)		6.76	(2.01)		2.87	(1.29)	2.27
Total from investment activities	(1.88)		6.62	(2.05)		2.92	(1.27)	2.27
Distributions:
Net investment income	—		—	(0.07)		(0.04)	—	—
Net realized gains	(0.16)		—	(0.09)		(0.07)	(0.06)	—
Total distributions	(0.16)		—	(0.16)		(0.11)	(0.06)	—
Redemption fees	—	(a)	—	—	(a)	—	—	—
Net asset value, end of period	$20.53		$22.57	$15.95		$18.16	$15.35	$16.68
Total Return	(8.39	)%(b)	41.50%	(11.42)%		19.17%	(7.66)%	15.75%
Net assets, at end of period (000 omitted)	$13,544		$15,053	$10,790		$12,514	$10,696	$11,163
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.49	%(c)	2.44%	2.63	%(d)	2.61%	2.48%	2.61%
Ratio of gross expenses before waivers and/or reimbursements	2.49	%(c)	2.44%	2.72%		2.61%	2.48%	2.61%
Ratio of net investment income (loss) to average net assets	0.03	%(c)	(0.66)%	(0.22)%		0.28%	0.12%	—%
Portfolio turnover rate	24	%(b)	9%	11%		11%	20%	13%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)

The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntarily waiver is not subject to recoupment.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2022

Notes to Financial Statements – April 30, 2022 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2022:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$229,159	$16,042,267	$—	$16,271,426
Money Market Funds	114,901	—	—	114,901
Total	$344,060	$16,042,267	$—	$16,386,327

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$772,750	$2,291,288	$—	(b)	$3,064,038
Exchange-Traded Funds	108,225	—	—		108,225
Money Market Funds	318,874	—	—		318,874
Total	$1,199,849	$2,291,288	$—		$3,491,137

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$144,361	$4,948,873	$—	$5,093,234
Money Market Funds	187,087	—	—	187,087
Total	$331,448	$4,948,873	$—	$5,280,321

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$16,581,254	$—	$—	$16,581,254
Money Market Funds	57,829	—	—	57,829
Total	$16,639,083	$—	$—	$16,639,083

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$12,755,309	$228,153	$—	$12,983,462
Money Market Funds	573,160	—	—	573,160
Total	$13,328,469	$228,153	$—	$13,556,622

(a)	For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: Comair Ltd.

The fair valued security (Level 3) held in the Africa Fund consisted of Comair Ltd., an airline based in South Africa. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $0 as of April 30, 2022. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

The following is a summary of the Africa Fund Level 3 reconciliations as of April 30, 2022:

Africa Fund
Balance as of October 31, 2021	$—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as April 30, 2022	$—

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2022, the Real Estate Fund had contributions to capital due to redemption fees in the amount of $598.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2022, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2023, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2023, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2022, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2022	$37,391	$45,172
October 31, 2023	72,334	94,164
October 31, 2024	72,998	88,264
April 30, 2025	38,386	44,397

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds’ shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2022, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$850,899	$891,206
Africa Fund	223,589	23,613
Japan Fund	320,329	40,674
Global Fund	255,002	946,409
Real Estate Securities Fund	3,487,113	3,703,023

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2022.

Note 6 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Note 7 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2022, was limited to purchased. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

Statements of Operations
Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Net realized gain from purchase option contracts	$—
Net change in unrealized appreciation (depreciation) on purchased option contracts		$(111,459)

Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2022, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended April 30, 2022:

Fund	Derivative	Average Market Value
Global Fund	Purchased options	$47,870

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

Note 8 – Tax Matters

At April 30, 2022, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$7,892,116	$769,255	$1,583,890	$7,936,582	$6,238,335
Gross unrealized depreciation	(354,656)	(599,672)	(373,575)	(355,700)	(270,171)
Net unrealized appreciation (depreciation) on investments	$7,537,460	$169,583	$1,210,315	$7,580,882	$5,968,164
Tax cost of investments	$8,848,867	$3,321,554	$4,070,006	$9,058,201	$7,588,458

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2021, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$22,002	$56,339	$66,204	$—	$—
Undistributed long-term capital gains	1,163,046	—	208,564	—	107,683
Tax accumulated earnings	1,185,048	56,339	274,768	—	107,683
Accumulated capital and other losses	—	(536,848)	—	(209,340)	(74,732)
Unrealized appreciation (depreciation) on investments	10,144,170	2,196	2,617,175	10,419,835	7,904,816
Unrealized appreciation (depreciation) on foreign currency translations	11,064	(395)	(591)	—	—
Total accumulated earnings (deficit)	$11,340,282	$(478,708)	$2,891,352	$10,210,495	$7,937,767

The tax character of distributions paid during the tax year ended October 31, 2021 were as follows:

	Australia/New Zealand Fund	Africa Fund
	Year Ended October 31, 2021	Year Ended October 31, 2021
Distributions paid from:
Ordinary income	$19,585	$62,447
Net long-term capital gains	—	—
Total distributions paid	$19,585	$62,447

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

During the tax year ended October 31, 2021, the Japan Fund, Global Fund and Real Estate Fund did not pay any distributions.

As of October 31, 2021, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Africa Fund		Global Fund
	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$10,977	$525,871	$92,185	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2021, the Global Fund and Real Estate Fund had $106,650, and $74,732, respectively, of qualified late-year ordinary losses, which were deferred until fiscal year 2022 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2022, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$164,570	3.25%
Global Fund	130,104	3.25%
Real Estate Fund	435,121	3.25%

During the six months ended April 30, 2022, the Australia/New Zealand Fund Global Fund and Real Estate Fund paid $134, $70 and $196, respectively, in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of April 30, 2022. The Funds only utilize the line of credit for draws greater than $50,000.

SEMI-ANNUAL REPORT 2022

NOTES TO FINANCIAL STATEMENTS – April 30, 2022 (Unaudited) – (Continued)

Note 10 – Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2022, the Australia/New Zealand Fund held approximately 16% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2022

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2022 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 24, 2022, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term. It was noted that pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) as a result of the COVID-19 pandemic, the Board was permitted to telephonically approve the renewal of the Agreements which normally require approval at a meeting of the Board held in-person, provided that such approvals were ratified at the Board’s next meeting held in-person.

Legal Counsel reviewed with the Board his memorandum and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: at a meeting of the GNC Committee held on February 1, 2022 during which time the Independent Trustees of the Trust met with Mr. Scharar of FCA; during a meeting of the GNC Committee held on February 9, 2022; at meetings of the GNC Committee held prior to the Board Meeting on March 14, 2022 and March 16, 2022; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual

SEMI-ANNUAL REPORT 2022

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2022 (Unaudited) – (Continued)

funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (iii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iv) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including each person’s education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees further noted that an alternate Morningstar peer group category of Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. The Trustees discussed the Advisor’s explanation as to why the Morningstar MR Category is not a true reflection of peer funds for the Africa Fund. In

SEMI-ANNUAL REPORT 2022

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2022 (Unaudited) – (Continued)

their discussions of each Fund’s performance, the Trustees considered the Advisor’s perspective and explanation with regard to implementation of each Fund’s investment strategy, which included the Advisor’s management of risk relative to returns. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as an appropriate supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories, and that there are flaws to take into consideration with regard to a comparison of the Funds versus its respective broad-based benchmark index.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category. They also noted that the Australia/New Zealand Fund outperformed the 10-year Morningstar MR Category average and median and underperformed for the one-, three-, and five-year periods ended December 31, 2021. The Australia/New Zealand Fund underperformed the NZX 50 Index for the three-, five- and ten-year periods ended January 31, 2022 and outperformed for the one-year period.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar EM Category on a short- and long-term basis. The Trustees noted the fact that the Africa Fund underperformed the average and median of the Morningstar EM Category for the one-, three-, five-, and ten-year periods ended December 31, 2021. The Trustees observed that the Africa Fund outperformed the indices for the one-year period ended January 31, 2022, but that it underperformed for all other periods.

With respect to the Japan Fund, the Trustees noted the overall relative performance the Fund on a short- and long-term basis in comparison to one index and the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees took note that the Japan Fund underperformed the average and median of the Morningstar JS Category for the one-, three-, five- and ten-year periods ended December 31, 2021. The Trustees noted that the Japan Fund had underperformed its comparative index for all relevant periods ended January 31, 2022.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and the Morningstar World Stock Category (“Morningstar WS Category”) on a short- and long-term basis. Further, the Trustees found that the Global Fund underperformed the average and median of the Morningstar WS Category for the one-, three-, five-, and ten-year periods for the period ended December 31, 2021. The Trustees observed that the Fund had generally underperformed various indices to which it was compared for the relevant period ending January 31, 2022.

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund underperformed the average and median of the Morningstar RE Category for the one-, three-, five-, and ten year periods ended December 31, 2021. The Trustees noted that the Real Estate Fund had underperformed its comparative index for all relevant periods ended January 31, 2022.

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s management of risk relative to returns, discussion with the Advisor regarding future plans with respect to Fund performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that continuation of each Fund’s Agreement was acceptable in light of each Fund’s investment performance.

SEMI-ANNUAL REPORT 2022

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2022 (Unaudited) – (Continued)

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. It was noted that the Trustees reviewed the audited financials of FCA and were satisfied with the financial condition of FCA. The Trustees also considered potential benefits for FCA in managing the Funds. In addition, the Trustees discussed the Advisor’s efforts to negotiate favorable fees with various service providers and third-party vendors for the benefit of the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of each of the Africa Fund and Australia/New Zealand Fund were either below or equal to the average and median of its respective Morningstar peer category. The Trustees noted that the Global Fund was above the average and median of its respective Morningstar peer category. The Trustees noted that the Japan Fund was below its median, but above the average of its Morningstar peer category. The Trustees noted that the Real Estate Fund was equal to its median, but above the average of its Morningstar peer category. The Trustees also noted that the total gross operating expenses and total net operating expenses of each of the Australia/New Zealand Fund, Africa Fund, Global Fund, Japan, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages in all instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

SEMI-ANNUAL REPORT 2022

Approval of the Renewal of the Investment Advisory Agreement – April 30, 2022 (Unaudited) – (Continued)

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

SEMI-ANNUAL REPORT 2022

Additional Information – April 30, 2022 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21-4/30/22	Expense Ratio During Period* 11/1/21-4/30/22
Australia/New Zealand Fund	$ 1,000.00	$ 863.30	$11.32	2.45%
Africa Fund	1,000.00	1,068.00	8.97	1.75%
Japan Fund	1,000.00	794.10	7.78	1.75%
Global Fund	1,000.00	875.50	10.79	2.32%
Real Estate Securities Fund	1,000.00	916.10	11.83	2.49%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period* 11/1/21-4/30/22	Expense Ratio During Period* 11/1/21-4/30/22
Australia/New Zealand Fund	$ 1,000.00	$ 1,012.65	$12.23	2.45%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.12	8.75	1.75%
Global Fund	1,000.00	1,013.29	11.58	2.32%
Real Estate Securities Fund	1,000.00	1,012.45	12.42	2.49%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2022

ADDITIONAL INFORMATION – April 30, 2022 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov and on the Funds’ website at www.commonwealthfunds.com.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2022

Notice of Privacy Policy & Practices (Unaudited)

Commonwealth International Series Trust (the ‘‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]

For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a) (1)	Not applicable – disclosed with annual report

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	7/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	7/6/2022

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/6/2022